COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

As described more fully in Note 2, the Company has several licensing agreements which could result in substantial payments upon the obtainment of contractual milestones.

As described more fully in Note 3, the Novalere Stockholders are entitled to receive Earn-out Payments.

The Company has annual royalty payments in connection with the Semprae acquisition discussed in Note 3.

The Company leases its facility under a non-cancelable operating lease arrangement which commenced on December 10, 2013 and currently ends on January 31, 2019. Future minimum lease payments under this lease are as follows:

Year Ended December 31, 2016 $88,087

Year Ended December 31, 2017 91,849

Year Ended December 31, 2018 95,880

Year Ended December 31, 2019 8,018

Total minimum lease payments $283,834

The base rent expense for the years ended December 31, 2015 and 2014 was $86,931 and $73,092, respectively. The total rent, which included utilities, parking and other payments, was $97,480 and $92,297, respectively.

The Company does not currently utilize any off-balance-sheet financing.

Litigation

The Company is party to certain legal actions arising out of the normal course of its business. In our opinion, none of these actions will have a material effect on the Company’s operations, financial condition, or liquidity.